PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2015	2016
Cost:
Buildings	12,115	255,646
Leasehold improvements	5,354,550	5,563,815
Furniture, fixtures and equipment	838,380	925,174
Motor vehicles	820	820

	6,205,865	6,745,455
Less: Accumulated depreciation	(2,582,184)	(3,196,496)

	3,623,681	3,548,959
Construction in progress	182,205	161,509

Property and equipment, net	3,805,886	3,710,468

Depreciation expense was RMB559,918, RMB648,277 and RMB673,784 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.

In 2014, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,971 associated with this hotel and recognized a gain of RMB33 as other operating income with RMB4,004 cash received.

In 2015, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,301 associated with this hotel and recognized a gain of RMB5,519 as other operating income with RMB5,721 and RMB2,099 cash received in 2015 and 2016, respectively.

In 2016, the Group demolished two leased hotels due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB9,905 associated with these hotels and recognized loss of RMB7,205 as other operating loss, which is net of RMB2,700 has been recorded as a receivable in other current assets as of December 31, 2016.

As of December 31, 2016, the Group has been formally notified by local government authorities that two additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the associated hotels was RMB7,749 as of December 31, 2016.  Neither of the associated hotels has recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.